BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.8%
U.S. Government Obligations - 40.8%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.090%	10/31/22	7,072,900		$7,076,436	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.084%	1/31/23	25,277,400		25,290,050	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.069%	4/30/23	33,945,000		33,954,032	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.064%	7/31/23	8,175,000		8,175,989	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $74,485,442)					74,496,507

SOVEREIGN BONDS - 37.4%
Australia - 4.4%
Australia Government Bond	5.750%	7/15/22	4,873,000	AUD	3,680,603	(b)
New South Wales Treasury Corp.	4.000%	4/20/23	1,092,900	AUD	837,537
Queensland Treasury Corp.	4.250%	7/21/23	2,120,000	AUD	1,644,018	(b)
Western Australian Treasury Corp.	6.000%	10/16/23	2,230,900	AUD	1,802,004

Total Australia					7,964,162

Brazil - 2.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	21,060,000	BRL	3,771,384
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	6,000,000	BRL	1,053,982

Total Brazil					4,825,366

China - 3.0%
China Government Bond	3.810%	9/14/50	32,800,000	CNY	5,400,275

Colombia - 3.4%
Colombian TES, Bonds	6.250%	11/26/25	9,300,000,000	COP	2,447,329
Colombian TES, Bonds	6.000%	4/28/28	15,400,000,000	COP	3,807,000

Total Colombia					6,254,329

Malaysia - 2.6%
Malaysia Government Bond	3.882%	3/10/22	9,470,000	MYR	2,282,773
Malaysia Government Bond	3.955%	9/15/25	3,350,000	MYR	837,852
Malaysia Government Bond	3.899%	11/16/27	6,670,000	MYR	1,656,394

Total Malaysia					4,777,019

Mexico - 8.6%
Mexican Bonos, Bonds	8.000%	11/7/47	35,086,300	MXN	1,715,136
Mexican Bonos, Senior Notes	8.500%	5/31/29	81,388,800	MXN	4,222,138

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - (continued)
Mexican Bonos, Senior Notes	8.500%	11/18/38	86,401,100	MXN	$4,461,882
Mexican Bonos, Senior Notes	7.750%	11/13/42	108,340,300	MXN	5,198,865

Total Mexico					15,598,021

Poland - 0.3%
Republic of Poland Government Bond	4.000%	10/25/23	2,317,000	PLN	621,682

Russia - 0.4%
Russian Federal Bond - OFZ	7.650%	4/10/30	56,286,000	RUB	797,641

South Africa - 4.8%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	80,320,569	ZAR	3,487,514
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	94,987,804	ZAR	5,198,333

Total South Africa					8,685,847

South Korea - 7.3%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	11,660,000,000	KRW	9,626,038
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	4,680,000,000	KRW	3,658,046

Total South Korea					13,284,084

TOTAL SOVEREIGN BONDS (Cost - $72,846,136)					68,208,426

CORPORATE BONDS & NOTES - 17.5%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.3%
General Motors Co., Senior Notes	6.800%	10/1/27	485,000		606,074
General Motors Co., Senior Notes	6.250%	10/2/43	712,000		960,463
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.250%	11/17/23	2,551,000		2,594,148	(a)

TOTAL CONSUMER DISCRETIONARY					4,160,685

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	129,000		137,398
Hess Corp., Senior Notes	5.800%	4/1/47	537,000		701,008
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	846,000		844,816
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	541,000		518,968
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	412,000		405,008
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	2,547,000		2,415,231

TOTAL ENERGY					5,022,429

FINANCIALS - 9.2%
Banks - 5.5%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.730%	3/10/23	1,444,000		1,455,048	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.600%	9/15/23	3,646,000	$3,672,405	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.850%	3/17/23	1,245,000	1,256,507	(a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	0.450%	7/7/25	3,710,000	3,717,710	(a)(c)(d)

Total Banks				10,101,670

Capital Markets - 1.2%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.881%	2/23/23	2,119,000	2,136,353	(a)

Consumer Finance - 0.4%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.721%	11/5/21	757,000	757,046	(a)

Insurance - 2.1%
Athene Global Funding, Senior Secured Notes (SOFR + 0.700%)	0.750%	5/24/24	2,921,000	2,936,807	(a)(c)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.620%	1/13/23	850,000	854,869	(a)(c)

Total Insurance				3,791,676

TOTAL FINANCIALS				16,786,745

INDUSTRIALS - 3.2%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	5.705%	5/1/40	401,000	510,202
Boeing Co., Senior Notes	5.805%	5/1/50	1,157,000	1,544,962
Boeing Co., Senior Notes	3.950%	8/1/59	676,000	695,336
Boeing Co., Senior Notes	5.930%	5/1/60	670,000	917,087

Total Aerospace & Defense				3,667,587

Machinery - 1.2%
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.150%)	0.200%	11/17/22	2,245,000	2,245,832	(a)

TOTAL INDUSTRIALS				5,913,419

TOTAL CORPORATE BONDS & NOTES (Cost - $30,953,420)				31,883,278

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 0.7%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	164,339	167,984
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.004%	10/15/36	134,329	134,719	(a)(c)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	220,000	233,507	(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.064%	5/15/36	195,000	195,788	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Collateralized Mortgage Obligations(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.736%	4/25/43	269,990		$270,806	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.986%	11/25/24	23,193		24,083	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.286%	1/25/30	114,105		116,721	(a)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	121,290	EUR	131,208	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,246,918)					1,274,816

ASSET-BACKED SECURITIES - 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $194,260)	3.000%	10/25/57	200,000		209,474	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,726,176)					176,072,501

			SHARES
SHORT-TERM INVESTMENTS - 4.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $7,832,056)	0.010%		7,832,056		7,832,056	(f)

TOTAL INVESTMENTS - 100.8% (Cost - $187,558,232)					183,904,557
Liabilities in Excess of Other Assets - (0.8)%					(1,539,708)

TOTAL NET ASSETS - 100.0%					$182,364,849

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $7,832,056 and the cost was $7,832,056 (Note 2).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	31	12/21	$6,083,535	$5,922,938	$160,597

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	730,000,000	USD	1,012,814	HSBC Securities Inc.	10/1/21	$(112,549)
USD	446,634	CLP	340,000,000	HSBC Securities Inc.	10/1/21	27,332
USD	493,796	CLP	390,000,000	HSBC Securities Inc.	10/1/21	12,832
THB	5,400,000	USD	165,644	HSBC Securities Inc.	10/7/21	(6,057)
USD	164,208	THB	5,400,000	HSBC Securities Inc.	10/7/21	4,621
CLP	1,640,000,000	USD	2,266,039	HSBC Securities Inc.	10/8/21	(244,813)
PLN	7,120,000	USD	1,854,239	Citibank N.A.	10/13/21	(64,096)
USD	1,835,409	PLN	7,120,000	HSBC Securities Inc.	10/13/21	45,266
MYR	22,540,000	USD	5,334,911	Barclays Bank PLC	10/15/21	45,313
USD	9,119,011	MYR	38,350,000	Barclays Bank PLC	10/15/21	(35,008)
BRL	32,050,000	USD	6,220,281	HSBC Securities Inc.	10/20/21	(353,716)
USD	10,272,940	BRL	54,500,000	HSBC Securities Inc.	10/20/21	297,033
USD	662,507	PLN	2,570,000	HSBC Securities Inc.	10/21/21	16,354
PLN	9,620,000	USD	2,487,395	JPMorgan Chase & Co.	10/21/21	(68,722)
USD	880,981	EUR	760,000	Barclays Bank PLC	10/26/21	203
USD	17,259,828	EUR	14,600,000	Citibank N.A.	10/26/21	339,629
EUR	8,570,000	USD	10,139,634	Morgan Stanley & Co. Inc.	10/26/21	(207,709)
IDR	6,960,000,000	USD	486,850	JPMorgan Chase & Co.	10/28/21	(1,889)
IDR	8,340,000,000	USD	573,342	JPMorgan Chase & Co.	10/28/21	7,775
IDR	8,400,000,000	USD	580,712	JPMorgan Chase & Co.	10/28/21	4,585
IDR	9,320,000,000	USD	651,543	JPMorgan Chase & Co.	10/28/21	(2,142)
IDR	9,320,000,000	USD	650,870	JPMorgan Chase & Co.	10/28/21	(1,469)
IDR	9,370,000,000	USD	656,163	JPMorgan Chase & Co.	10/28/21	(3,278)
IDR	15,860,000,000	USD	1,109,634	JPMorgan Chase & Co.	10/28/21	(4,538)
IDR	18,600,000,000	USD	1,302,521	JPMorgan Chase & Co.	10/28/21	(6,506)
USD	5,862,902	IDR	86,170,000,000	JPMorgan Chase & Co.	10/28/21	(141,270)
USD	141,537	COP	550,000,000	JPMorgan Chase & Co.	10/29/21	(2,602)
USD	256,390	COP	1,000,000,000	JPMorgan Chase & Co.	10/29/21	(5,681)
USD	333,578	COP	1,300,000,000	JPMorgan Chase & Co.	10/29/21	(7,115)
USD	5,230,421	COP	20,350,000,000	JPMorgan Chase & Co.	10/29/21	(102,742)
KRW	320,000,000	USD	274,341	Citibank N.A.	11/1/21	(4,224)
USD	987,184	KRW	1,140,000,000	Citibank N.A.	11/1/21	24,889

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,010,085	KRW	2,320,000,000	Citibank N.A.	11/1/21	$51,731
USD	2,038,114	KRW	2,340,000,000	Citibank N.A.	11/1/21	62,878
USD	3,783,386	KRW	4,370,000,000	Citibank N.A.	11/1/21	94,590
USD	4,878,301	KRW	5,650,000,000	Citibank N.A.	11/1/21	109,034
NOK	2,700,000	USD	306,303	Citibank N.A.	11/2/21	2,484
NOK	9,400,000	USD	1,060,990	Citibank N.A.	11/2/21	14,045
USD	588,407	NOK	5,100,000	Citibank N.A.	11/2/21	5,143
USD	804,169	NOK	7,000,000	Citibank N.A.	11/2/21	3,611
USD	478,676	CAD	600,000	Goldman Sachs Group Inc.	11/16/21	4,998
USD	8,963,420	ZAR	133,200,000	HSBC Securities Inc.	11/17/21	176,577
USD	4,998,851	CNH	32,620,000	HSBC Securities Inc.	11/18/21	(40,437)
HUF	300,000,000	USD	999,567	HSBC Securities Inc.	11/19/21	(34,469)
USD	14,129,307	MXN	287,400,000	Citibank N.A.	11/22/21	315,982
USD	633,071	MXN	13,100,000	HSBC Securities Inc.	11/22/21	3,445
USD	247,149	GBP	180,000	Citibank N.A.	11/23/21	4,610
USD	1,207,479	GBP	880,000	Citibank N.A.	11/23/21	21,733
USD	3,232,803	JPY	354,000,000	Citibank N.A.	12/7/21	50,280
AUD	1,120,000	USD	826,542	JPMorgan Chase & Co.	12/8/21	(16,580)
USD	8,469,864	AUD	11,700,000	JPMorgan Chase & Co.	12/8/21	8,657
THB	7,600,000	USD	226,778	HSBC Securities Inc.	12/9/21	(2,251)
RUB	20,000,000	USD	263,880	Citibank N.A.	12/15/21	6,884
USD	270,806	RUB	20,000,000	Citibank N.A.	12/15/21	42
CLP	390,000,000	USD	490,103	HSBC Securities Inc.	1/14/22	(13,693)

Total						$279,000

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

9

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$74,496,507	—	$74,496,507
Sovereign Bonds	—	68,208,426	—	68,208,426
Corporate Bonds & Notes	—	31,883,278	—	31,883,278
Collateralized Mortgage Obligations	—	1,274,816	—	1,274,816
Asset-Backed Securities	—	209,474	—	209,474

Total Long-Term Investments	—	176,072,501	—	176,072,501

Short-Term Investments†	$7,832,056	—	—	7,832,056

Total Investments	$7,832,056	$176,072,501	—	$183,904,557

Other Financial Instruments:
Futures Contracts††	$160,597	—	—	$160,597
Forward Foreign Currency Contracts††	—	$1,762,556	—	1,762,556

Total Other Financial Instruments	$160,597	$1,762,556	—	$1,923,153

Total	$7,992,653	$177,835,057	—	$185,827,710

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,483,556	—	$1,483,556

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

11

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$74,522,398	74,522,398	$66,690,342	66,690,342	—	$248	—	$7,832,056

12